Warrant liabilities (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Aug. 05, 2022 $ / shares shares	Sep. 30, 2022 USD ($) Day $ / shares shares	Sep. 30, 2021 USD ($)
Class of Warrant or Right [Line Items]
Warrants exercised (in shares) | shares		79,102
Proceeds from exercise of public warrants | $		$ 910	$ 0
Stock issued for exercise of warrants (in shares) | shares		115,025
Exchange ratio	1.4541326
Warrants outstanding (in shares) | shares		17,920,898
Warrants, exercise price, prior to exchange ratio (in usd per share) | $ / shares		$ 11.5
Warrants, exercise price (in usd per share) | $ / shares		7.91
Warrants, redemption price (in usd per share) | $ / shares		$ 0.1
Warrants, redemption notice period		30 days
Warrants, redemption share price threshold trading days | Day		20
Warrants, redemption share price threshold consecutive trading days		30 days
Sale of stock, price (in usd per share) | $ / shares	$ 10
Reference value (in usd per share) | $ / shares		$ 18
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Business Combination, warrants assumed (in shares) | shares	10,000,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Business Combination, warrants assumed (in shares) | shares	8,000,000